Subsequent events (Details) - shares	1 Months Ended		3 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Nov. 30, 2022
Issue of voting common shares
Subsequent events
Shares issued for services	10,870	10,870	19,457